UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 149.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 10.8%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$915	$918,751
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	831,439
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,040	1,206,306
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	825	859,766

		$3,816,262

Education — 7.0%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$333,337
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	578,310
Ohio State University, 5.00%, 12/1/30	795	1,017,775
Wright State University, 5.00%, 5/1/31	500	559,870

		$2,489,292

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$584,560

		$584,560

Escrowed/Prerefunded — 0.2%
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/30	$55	$73,781

		$73,781

General Obligations — 14.4%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$312,339
Beavercreek City School District, 5.00%, 12/1/30	900	1,020,141
Canton Local School District, (School Facilities Construction and Improvement), 5.00%, 11/1/43	1,000	1,094,910
Dayton City School District, 5.00%, 11/1/31	900	1,116,873
Franklin County, 5.00%, 12/1/27	500	553,610
Lakewood City School District, 5.00%, 11/1/39	400	453,224
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	554,290

		$5,105,387

Hospital — 15.7%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$974,362
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	484,502
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	290,245
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	524,420
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	545,510
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	820,957
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	557,880
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	512,173
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	648,654
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	188,415

		$5,547,118

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 17.8%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,131,310
Kent State University, (AGC), 5.00%, 5/1/29	360	406,076
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	2,024,900
Ohio University, (AGM), 5.00%, 12/1/33	500	547,535
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,088,000
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,121,560

		$6,319,381

Insured-Electric Utilities — 18.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$769,741
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,736,185
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	348,890
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,344,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	306,964

		$6,506,230

Insured-Escrowed/Prerefunded — 0.3%
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	$90	$102,333

		$102,333

Insured-General Obligations — 28.3%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$496,153
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	641,905
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,117,350
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,544,298
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,676,544
St. Marys City School District, (AGM), 5.00%, 12/1/35	660	724,343
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	546,065
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,079,890
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	2,179,260

		$10,005,808

Insured-Hospital — 1.6%
Lorain County, (Catholic Healthcare Partners), (AGM), 15.466%, 2/1/29(1) (2) (3)	$440	$574,482

		$574,482

Insured-Special Tax Revenue — 10.4%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$955,936
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,697,000
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	35,085

		$3,688,021

Insured-Transportation — 3.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$537,154
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	500	509,005

		$1,046,159

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$538,033

		$538,033

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$394,135

		$394,135

Senior Living/Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$563,462
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	402,581
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	210,193
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	258,064

		$1,434,300

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$567,375

		$567,375

Transportation — 3.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$91,159
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,133,640

		$1,224,799

Water and Sewer — 8.0%
Hamilton County, Sewer System, 5.00%, 12/1/32	$750	$843,480
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(4) (5)	1,000	1,060,960
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	570,950
Toledo Sewerage System Revenue, 5.00%, 11/15/28	300	347,817

		$2,823,207

Total Tax-Exempt Investments — 149.2% (identified cost $46,501,883)		$52,840,663

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.0)%		$(17,000,282)

Other Assets, Less Liabilities — (1.2)%		$(422,381)

Net Assets Applicable to Common Shares — 100.0%		$35,418,000

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 54.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 16.9% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $574,482 or 1.6% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at December 31, 2014.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $260,960.

The Fund did not have any open financial instruments at December 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,494,796

Gross unrealized appreciation	$6,565,338
Gross unrealized depreciation	(19,471)

Net unrealized appreciation	$6,545,867

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$52,840,663	$—	$52,840,663
Total Investments	$—	$52,840,663	$—	$52,840,663

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015